OPERATING LEASES (Narratives) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 925	$ 491
Short term lease costs	359	23
Short term lease cost from discontinuing operations		170
Cash paid amounts included in measurement of operating lease liabilities	$ 1,085	$ 328
Weighted average remaining lease term	4 years 29 days
Weighted average discount rate	3.41%
Impairment of right-of-use assets			$ (387)
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year 2 months 1 day
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	4 years 3 months